Investment Strategy - Global X Funds Member - Global X Asia Semiconductor ETF	Oct. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index. Securities of the Underlying Index may include common stocks and American Depositary Receipts ("ADRs"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is owned and was developed by Global X Management Company LLC (the "Index Provider"), the Fund's investment adviser (the "Adviser") and an affiliate of the Fund. The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider and the Fund.

The Underlying Index, as presently constituted, is designed to track the performance of companies listed in Asian countries that are involved in the semiconductor ecosystem. “Asia Semiconductor Companies” refer to Asian companies operating across the semiconductor value chain, including semiconductor chip manufacturing semiconductor design, and semiconductor intellectual property (“IP”) and software enablement. In constructing the Underlying Index, the Index Administrator uses specified Level 6 classifications within FactSet's Revere Business Industry Classification System ("RBICS") that the Index Administrator considers to be related to the following semiconductor sub-themes. The eligible RBICS Level 6 classifications are reviewed by the Index Administrator on a quarterly basis. FactSet is an independent leading financial data provider that maintains a comprehensive structured taxonomy designed to offer precise classification of global companies and their individual business units. The sub-themes are defined as follows:

•Semiconductor Chip Manufacturing: Companies that own, operate or control semiconductor wafer fabrication or other semiconductor manufacturing capabilities used to produce advanced or differentiated semiconductor chips, including integrated device manufacturers, memory manufacturers, advanced and specialty foundries, and manufacturers of logic, artificial intelligence/high-performance computing (“AI/HPC”), memory, power, radio frequency (“RF”), analog/mixed-signal, micro-electro-mechanical systems (“MEMS”), image sensor, automotive, industrial and compound semiconductor devices.

•Semiconductor Design, IP & Software Enablement: Companies that design advanced semiconductor chips or that enable semiconductor chip design through software, IP, engineering services or silicon-design platforms, including fabless semiconductor design companies, electronic design automation ("EDA") software companies, semiconductor IP licensors, application-specific integrated circuit/system on a chip (“ASIC/SoC”) design-service providers, silicon-engineering and verification companies, and chiplet/multi-die design-enablement companies.

After identifying the eligible RBICS Level 6 classifications, the Index Administrator screens securities based on revenue attributable to those classifications. To be considered for inclusion in the Underlying Index as an Asia Semiconductor Company, companies must either (i) generate at least 50% of their revenues from the identified RBICS Level 6 classifications, in aggregate or (ii) generate at least $50 billion in total revenue from those classifications, as determined by the Index Administrator.

To be part of the initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Administrator. As of September 23, 2026, companies must have a minimum market capitalization of $2 billion and an average daily traded value during the prior 6 months greater than or equal to $2 million for inclusion in the initial universe. Newly listed securities may be considered for inclusion subject to certain criteria related to trading history, number of days traded and market capitalization, as determined by the Index Administrator. Additionally, companies must be listed in Japan, South Korea, Taiwan, Malaysia, Indonesia, Singapore, China (A-Shares via the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs), Hong Kong, Philippines and Thailand to be eligible for inclusion in the initial universe. U.S. listed ADRs of companies domiciled or incorporated in the countries listed above are also eligible for inclusion. As of September 23, 2026, companies must have a minimum of 10% of their outstanding shares available for public investment.

The Underlying Index is reconstituted and re-weighted on a quarterly basis; however, certain newly listed companies such as those that are listed via an initial public offering (“IPO”), direct listing, or spin-off and meet the Index Provider’s criteria may be added to the Underlying Index on a “fast entry” basis between scheduled quarterly reconstitutions. In February, May, August, and November, newly listed companies will be considered for inclusion on the regular quarterly reconstitution dates in accordance with applicable eligibility requirements.

The Underlying Index is weighted according to a modified capitalization weighting methodology. The modified capitalization weighting seeks to weight constituents based on their "free float" market capitalization subject to a cap on the weights of each individual security. Free float market capitalization measures a company's market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market ("free float"). At each rebalance, the maximum weight of an individual security will not exceed 10%. The Underlying Index includes the top 25 companies ranked by market capitalization.

Modified capitalization weighting is expected to limit the Fund's exposure to the largest market capitalization companies in the Underlying Index. The Underlying Index may include large-capitalization companies; however, the Underlying Index is not required to reflect any one or all market capitalizations. As of September 23, 2026, the Underlying Index had 25 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Administrator and are independent of the Fund's portfolio managers. The Index Administrator determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 23, 2026, the Underlying Index was concentrated in the semiconductors and semiconductor equipment industry and had significant exposure to the information technology sector.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index. Securities of the Underlying Index may include common stocks and American Depositary Receipts ("ADRs"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 23, 2026, the Underlying Index was concentrated in the semiconductors and semiconductor equipment industry and had significant exposure to the information technology sector.